Analysis of Net Debt - Schedule of Effective Interest Rates on Period-End Fixed and Gross Debt (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure Effective Interest Rates On Period End Fixed Gross And Net Debt [abstract]
Nominal fixed rate debt hedged to floating rate using interest rate swaps	$ 1,775	$ 1,800